RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advanced to Suppliers - related parties	$ 1,194,205	$ 3,719,589
Shanghai Dongying [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advanced to Suppliers - related parties	320,488	2,513,370
Mobile Motion [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advanced to Suppliers - related parties	$ 873,717	$ 1,206,219